ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY)
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                             DATED NOVEMBER 8, 2004

                               TO THE PROSPECTUSES

                    AND STATEMENTS OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2004

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

                ("SMARTDESIGN ADVANTAGE", "SMARTDESIGN SIGNATURE"
                       AND "SMARTDESIGN VARIABLE ANNUITY")

The information in this supplement updates and amends certain information concerning investment options, some or all of which is contained in each of the above-referenced prospectuses, the supplements to the prospectuses dated August 6, 2004 and the Statements of Additional Information. Not all investment options are offered through every prospectus. You should read and keep this supplement along with the prospectus.

Effective July 1, 2004, the subadviser name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B, "The Investment Portfolios" is amended to reflect the change in the name of the Subadviser from Aeltus Investment Management, Inc. to ING Investment Management Co. for the following portfolios:

                    ING GET U.S. Core Portfolio
                    ING Liquid Assets Portfolio
                    ING VP Convertible Portfolio
                    ING VP Financial Services Portfolio
                    ING VP Index Plus LargeCap Portfolio
                    ING VP Index Plus MidCap Portfolio
                    ING VP Index Plus SmallCap Portfolio
                    ING VP MagnaCap Portfolio
                    ING VP Value Opportunity Portfolio
                    ING VP Worldwide Growth Portfolio

ING VP VALUE OPPORTUNITY PORTFOLIO

Effective October 1, 2004, the description under the "Investment Objective" column in Appendix B, "The Investment Portfolios" is deleted and replaced with the following:

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. Under normal market conditions, invests at least 65% of its total assets in common stocks.


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

ING MFS RESEARCH PORTFOLIO

Effective November 8, 2004, the portfolio name, "ING MFS Research Portfolio" is changed to "ING Oppenheimer Main Street Portfolio" and the subadviser is changed from Massachusetts Financial Service Company to OppenheimerFunds, Inc. wherever it appears in the prospectus. The description under the "Investment Objective" column in Appendix B, "The Investment Portfolios" is deleted and replaced with the following:

INVESTMENT OBJECTIVE

Seeks long-term growth of capital and future income. The Portfolio currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

ING MFS GLOBAL GROWTH PORTFOLIO

Effective November 8, 2004, the portfolio name, "ING MFS Global Growth Portfolio" is changed to "ING Oppenheimer Global Portfolio" and the subadviser is changed from Massachusetts Financial Service Company to OppenheimerFunds, Inc. wherever it appears in the prospectus. The description under the "Investment Objective" column in Appendix B, "The Investment Portfolios" is deleted and replaced with the following:

INVESTMENT OBJECTIVE

Seeks capital appreciation. Invests mainly in common stocks of companies in the U.S. and foreign countries. Can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

AIM VARIABLE INSURANCE FUNDS

Effective November 8, 2004, the following portfolios have changed their names and subadviser as indicated in the chart below:

 ---------------------------------------------- -------------------------------
  FORMER FUND NAME AND SUBADVISER                NEW FUND NAME AND SUBADVISER
  ---------------------------------------------- -------------------------------
  ---------------------------------------------- -------------------------------

  INVESCO VIF - LEISURE FUND                     AIM V.I. LEISURE FUND
  SUBADVISER: INVESCO Institutional (N.A.), Inc. SUBADVISER:  AIM Advisors, Inc.
  ---------------------------------------------- -------------------------------
  ---------------------------------------------- -------------------------------

  INVESCO VIF - UTILITIES FUND                   AIM V.I. UTILITIES FUND
  SUBADVISER: INVESCO Institutional (N.A.), Inc. SUBADVISER:  AIM Advisors, Inc.
  ---------------------------------------------- -------------------------------

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

Effective November 8, 2004, the Janus Aspen Worldwide Growth Portfolio will no longer be available under your Contract for new premiums or reallocations from other investment options.


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

UBS ALLOCATION PORTFOLIO

Effective May 1, 2004, the UBS Allocation Portfolio became unavailable under your Contract for new premiums or reallocations from other investment options.

LIFESTYLE PORTFOLIOS

Effective November 8, 2004, the portfolios listed in the section of Appendix B, "The Investment Portfolios", entitled, "The following portfolios are within the current group of ING Portfolios included in one or more of the LifeStyle Portfolios" is amended to remove the ING Marsico Growth Portfolio and to add the ING Mercury Focus Value Portfolio and the ING Van Kampen Comstock Portfolio.



























ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


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